Reinsurance	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Reinsurance
(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

[1]

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.